CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Net increase in cash and cash equivalents	$ 45,675	$ 49,930	$ 15,896
Cash and cash equivalents, beginning of year	162,159	112,229	96,333
Cash and cash equivalents, end of year	207,834	162,159	112,229
Parent Company [Member]
Net cash used in operating activities	(397)	0	0
Net cash used in investing activities	(4,402)	0	0
Net cash provided by financing activities	13,236	0	0
Net increase in cash and cash equivalents	8,437	0	0
Cash and cash equivalents, beginning of year	0	0	0
Cash and cash equivalents, end of year	$ 8,437	$ 0	$ 0